Revolving Credit Facility (Details Textual) - USD ($) $ in Thousands	Jun. 06, 2022	Apr. 15, 2022	Mar. 29, 2022	Jun. 30, 2023	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 75,000
Revolving credit facility, net				$ 73,120	72,731		$ 0
Two22 Sheridan Bricktown Garage [Member]
Payments to Acquire Productive Assets, Total	$ 17,600
Credit Agreement [Member] | KeyBanc Capital Markets [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 75,000
Line of Credit Facility, Additional Maximum Borrowing Capacity			$ 75,000
Debt Instrument, Covenant, Maximum Leverage Ratio			65.00%
Revolving credit facility, net					$ 73,700
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ 1,000	$ 600
Line of Credit Facility, Maturity Date Extension Fee						$ 375,000
Credit Agreement [Member] | KeyBanc Capital Markets [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate			1.75%
Credit Agreement [Member] | KeyBanc Capital Markets [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate			3.00%
Credit Agreement [Member] | KeyBanc Capital Markets [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate			0.75%
Credit Agreement [Member] | KeyBanc Capital Markets [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate			2.00%
Loan With LoanCore Capital [Member]
Repayments of Debt		$ 37,900
Loans With Associated Bank [Member]
Repayments of Debt		$ 18,200